Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		24.23%	9.32%	6.49%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		29.49%	9.82%	6.33%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		31.74%	10.90%	7.39%
Class IS
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IS
Average Annual Return, Percent		31.89%	11.01%	7.44%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		31.47%	10.62%	7.12%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		30.49%	9.82%	6.33%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		37.86%	14.60%	12.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		37.86%	14.60%	12.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		37.86%	14.60%	12.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		37.86%	14.60%	12.44%
Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[1]	30.25%	10.41%	7.27%
Dow Jones U.S. Select Dividend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select Dividend Index
Average Annual Return, Percent		34.25%	10.19%	9.83%
Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[2]	30.25%	10.41%	7.27%
Dow Jones U.S. Select Dividend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select Dividend Index
Average Annual Return, Percent		34.25%	10.19%	9.83%
Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[3]	30.25%	10.41%	7.27%
Dow Jones U.S. Select Dividend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select Dividend Index
Average Annual Return, Percent		34.25%	10.19%	9.83%
Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[4]	30.25%	10.41%	7.27%
Dow Jones U.S. Select Dividend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select Dividend Index
Average Annual Return, Percent		34.25%	10.19%	9.83%

[1]
1	The Fund’s Composite Benchmark is a representation of the performance of the major asset classes in which the Fund may typically invest, consisting of 60% Russell 3000 Value Index, 20% Alerian MLP Index and 20% MSCI US REIT Index.

[2]
1	The Fund’s Composite Benchmark is a representation of the performance of the major asset classes in which the Fund may typically invest, consisting of 60% Russell 3000 Value Index, 20% Alerian MLP Index and 20% MSCI US REIT Index.

[3]
1	The Fund’s Composite Benchmark is a representation of the performance of the major asset classes in which the Fund may typically invest, consisting of 60% Russell 3000 Value Index, 20% Alerian MLP Index and 20% MSCI US REIT Index.

[4]
1	The Fund’s Composite Benchmark is a representation of the performance of the major asset classes in which the Fund may typically invest, consisting of 60% Russell 3000 Value Index, 20% Alerian MLP Index and 20% MSCI US REIT Index.